Long-term debt (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Schedule of Long-term Debt
	As at December 31
	2018	2017
Bankers’ acceptances and prime rate loans	$337	$253
Senior secured notes – 2007 Notes
5.90%, US$5 million, maturing May 31, 2019	6	5
Senior secured notes – 2008 Notes
6.30%, US$24 million, maturing May 29, 2018	—	31
6.40%, US$4 million, maturing May 29, 2020	6	5
Senior secured notes – 2009 Notes
9.32%, US$8 million, maturing May 5, 2019	11	10
Senior secured notes – 2010 Q1 Notes
5.85%, US$10 million, maturing March 16, 2020	13	12
Senior secured notes – 2010 Q4 Notes
4.88%, US$13 million, maturing December 2, 2020	18	17
4.98%, US$6 million, maturing December 2, 2022	8	7
5.23%, US$2 million, maturing December 2, 2025	3	3
Senior secured notes – 2011 Q4 Notes
4.79%, US$12 million, maturing November 30, 2021	17	16

Total long-term debt	$419	$359

Current portion	$17	$31
Long-term portion	$402	$328

In 2018, the Company repaid senior notes in the amount of $32 million as part of normal course maturities (2017 – $26 million).

There were no senior note issuances in either 2018 or 2017.

Additional information on Obsidian Energy’s senior secured notes was as follows:

	As at December 31
	2018	2017
Weighted average remaining life (years)	2.0	2.3
Weighted average interest rate	5.8%	6.0%

Estimated Fair Values of Principal and Interest Obligations of Outstanding Senior Secured Notes

The estimated fair values of the principal and interest obligations of the outstanding senior secured notes were as follows:

	As at December 31
	2018	2017
2007 Notes	$6	$6
2008 Notes	6	36
2009 Notes	11	10
2010 Q1 Notes	13	12
2010 Q4 Notes	26	25
2011 Notes	15	14

Total	$77	$103

Realized and Unrealized Gain (Loss) on Foreign Exchange

The split between realized and unrealized foreign exchange is as follows:

	Year ended December 31
	2018	2017
Realized foreign exchange loss on debt maturities	$(8)	$(6)
Unrealized foreign exchange gain	—	11

Foreign exchange gain (loss)	$(8)	$5